CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2011
Revenue
Sales	$ 2,546,606	$ 3,504,513
Cost of sales	2,269,102	2,768,256
Gross profit	277,504	736,257
Selling, general and administrative expenses	467,036	948,994
Operating income (loss)	(189,532)	(212,737)
Interest expense	(149,564)	(255,467)
Interest income		1,025
Write off of debt from subsidiary	(21,799)
Derivative expense		(7,159,130)
Impairment writedown of intangible asset		(266,250)
Gain on disposal of assets	1,905
Total other income (expense)	(169,458)	(7,679,822)
Loss before provision for income taxes	(358,990)	(7,892,559)
Provision for income taxes	1,600	1,600
Net loss	$ (360,590)	$ (7,894,159)
Basic	$ (0.001)	$ (0.0072)
Fully diluted	$ (0.001)	$ (0.0072)
Weighted average number of common stock outstanding - basic	377,870,921	1,092,303,685
Weighted average number of common stock outstanding - diluted	377,870,921	1,092,303,685